Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1	$ (199)	$ (308)	$ (435)
Additions based on tax positions related to current year	(2)	(12)	(28)
Additions for tax positions of prior years	(719)	(50)	(82)
Reductions for tax positions of prior years	29	97	72
Settlements	2	0	174
Expiration of statutes of limitations	25	70	2
Currency translation adjustment	7	4	(11)
Balance at December 31	$ (857)	$ (199)	$ (308)